Common Stock and Capital Surplus (Tables)	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
Number of Shares Issued and Outstanding
The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2023, 2024 and 2025 were as follows:

	2023	2024	2025
	(shares)
Balance at beginning of fiscal year	13,281,995,120	12,687,710,920	12,337,710,920
Retirement of shares of common stock	(594,284,200)	(350,000,000)	(270,000,000)
Balance at end of fiscal year	12,687,710,920	12,337,710,920	12,067,710,920